Consolidated Balance Sheets (Parenthetical) - shares	Jun. 26, 2021	Jun. 27, 2020
Subordinate Voting Shares [Member]
Subordinate voting, shares issued	726,866,374	403,907,218
Subordinate voting, shares outstanding	726,866,374	403,907,218
Super Voting Shares [Member]
Super voting shares issued	0	815,295
Super voting shares outstanding	0	815,295